Broadstone Real Estate Access Fund

800 Clinton Square

Rochester, New York 14604

January 30, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Broadstone Real Estate Access Fund (the “Registrant”)

File Nos. 333-226108 and 811-23360

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 as amended (the “1933 Act”), the undersigned, on behalf of the Registrant, certifies that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from the Registrant’s Post-Effective Amendment No. 2 filed electronically with the Commission on January 28, 2020 (SEC Accession No. 0001398344-20-001405).

Questions related to the filing should be directed to JoAnn M. Strasser at 614-469-3265 or Krisztina Nadasdy at 614-469-3243 of Thompson Hine LLP.

Sincerely,

/s/ Kate Davis

Kate Davis

President